SUBSEQUENT EVENTS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 28, 2018	Sep. 20, 2017
Disclosure of detailed information about financial instruments [line items]
Shares issued for services					2,500,000
Proceeds from issuance of convertible notes	$ 1,462,122	$ 57,098	$ 281,638
Minimum [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	12.00%
Maximum [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	10.00%
Subsequent Event [Member] | Two Convertible Promissory Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from issuance of convertible notes	$ 163,000
Interest rate	12.00%
Maturity description	mature between 6 months and one year after the date of issuance.
Interest rate basis description

Any amount of interest or principal that is not paid on the maturity date bears interest at 22% per annum from the maturity date to the date of payment. Any amount of principal and or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common share of the Company at a price equal to 61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion.

Subsequent Event [Member] | Two Convertible Promissory Notes [Member] | Minimum [Member]
Disclosure of detailed information about financial instruments [line items]
Prepayment of premium percentage	15.00%
Subsequent Event [Member] | Two Convertible Promissory Notes [Member] | Maximum [member]
Disclosure of detailed information about financial instruments [line items]
Prepayment of premium percentage	40.00%
Subsequent Event [Member] | Convertible Promissory Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from issuance of convertible notes	$ 540,540
Common stock issued on conversion of convertible notes	7,123,323
Two Consulting Agreements [Member] | Subsequent Event [Member]
Disclosure of detailed information about financial instruments [line items]
Shares issued for services				600,000